Derivative Warrant Liabilities (Details) - Tortoise Acquisition Corp. II [Member] - $ / shares	5 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Derivative Warrant Liabilities (Details) [Line Items]
Warrants issued (in Shares)	8,625,000	8,625,000
Exercise price	$ 10.00
Market value issuance percentage	$ 9.20	$ 9.20
Fair market value percentage	115.00%	115.00%
Warrants for redemption, description	Once the warrants become exercisable, the Company may redeem the outstanding warrants for cash (except as described herein with respect to the Private Placement Warrants):• in whole and not in part;• at a price of $0.01 per warrant;• upon a minimum of 30 days’ prior written notice of redemption; and• if, and only if, the last sale price of Class A ordinary shares equals or exceeds $18.00 per share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.	Once the warrants become exercisable, the Company may redeem the outstanding warrants for cash (except as described herein with respect to the Private Placement Warrants):• in whole and not in part;• at a price of $0.01 per warrant;• upon a minimum of 30 days’ prior written notice of redemption; and• if, and only if, the last sale price of Class A ordinary shares equals or exceeds $18.00 per share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.
Warrant [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Exercise price	$ 11.50	$ 11.50
Private Placement [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Warrants issued (in Shares)	5,933,333
Class A Ordinary Shares [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Exercise price	$ 10.00	$ 10.00